FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL
Up to 90 days	$ 305,059
More than 90 days to one year	1,530
More than one to three years	4,080
More than three to five years	4,080
More than five years	7,846,000
Total	322,595
Nominal value	$ 322,595
LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total consolidated	Total consolidated
Up to 90 days	$ 1,728,818	$ 4,250,103
More than 90 days to one year	889,656	3,773,632
More than one to three years	2,118,180	2,318,762
More than three to five years	3,613,655	2,195,767
More than five years	2,912,885,000	1,857,319,000
Total	11,263,194	14,395,583
Nominal value	$ 8,141,264	$ 12,680,106
Liquidity risk [member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	TOTAL	TOTAL
Up to 90 days	$ 135,760	$ 1,493,535
More than 90 days to one year	575,525	2,445,619
More than one to three years	1,229,770	1,519,275
More than three to five years	2,811,863	1,344,761
More than five years	1,773,443,000	1,064,747,000
Total	6,526,361	7,867,937
Nominal value	$ 4,353,414	$ 6,801,685
Liquidity risk [member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		TOTAL
Up to 90 days		$ 283,421
More than 90 days to one year		4,941
More than one to three years		8,755
More than three to five years		15,722
More than five years		5,077,000
Total		317,916
Nominal value		$ 310,451
GOLDMAN SACHS [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	GOLDMAN SACHS
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 32,071
More than 90 days to one year	122,278
More than one to three years	323,125
More than three to five years	1,361,595
Total	1,839,069
Nominal value	$ 1,100,000
Amortization	Quarterly
Annual Effective rate	18.46%
Annual Nominal rate	13.38%
SANTANDER [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	SANTANDER
Creditor country	Spain
Currency	US$
Up to 90 days	$ 19,164
More than 90 days to one year	55,288
Total	74,452
Nominal value	$ 70,951
Amortization	Quarterly
Annual Effective rate	7.26%
Annual Nominal rate	7.26%
SANTANDER [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	UF
More than 90 days to one year	$ 3,136
More than one to three years	6,271
More than three to five years	6,271
More than five years	178,736,000
Total	194,414
Nominal value	$ 156,783
Amortization	To the expiration
Annual Effective rate	2.00%
Annual Nominal rate	2.00%
WILMINGTON TRUST COMPANY [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.
Currency	US$
More than 90 days to one year	$ 152,531
More than one to three years	307,625
More than three to five years	757,625
More than five years	887,250,000
Total	2,105,031
Nominal value	$ 1,150,000
Amortization	To the expiration
Annual Effective rate	15.00%
Annual Nominal rate	13.38%
WILMINGTON TRUST COMPANY [Member] | Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	WILMINGTON TRUST COMPANY	WILMINGTON TRUST COMPANY
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 3,839	$ 933
More than 90 days to one year	13,465	4,990
More than one to three years	45,564	29,851
More than three to five years	43,444	36,337
More than five years	75,505,000	89,263,000
Total	181,817	161,374
Nominal value	$ 141,605	$ 144,358
Amortization	Quartely/Monthly	Quarterly / Monthly
Annual Effective rate	8.20%	3.17%
Annual Nominal rate	8.20%	1.60%
SANTANDER [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	97.036.000-K
Creditor	SANTANDER
Creditor country	Chile
Currency	US$
More than five years	$ 6,000
Total	6
Nominal value	$ 3
Amortization	To the expiration
Annual Effective rate	1.00%
Annual Nominal rate	1.00%
BNP PARIBAS [Member] | Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 6,692	$ 17,182
More than 90 days to one year	14,705	19,425
More than one to three years	39,215	40,087
More than three to five years	39,215	41,862
More than five years	138,345,000	95,475,000
Total	238,172	214,031
Nominal value	$ 184,198	$ 198,475
Amortization	Quarterly	Quarterly
Annual Effective rate	5.76%	1.48%
Annual Nominal rate	5.76%	1.48%
BNP PARIBAS [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	BNP PARIBAS	BNP PARIBAS
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 6,978	$ 7,351
More than 90 days to one year	20,662	26,519
More than one to three years	1,543	21,685
Total	29,183	55,555
Nominal value	$ 28,165	$ 54,918
Amortization	Quarterly	Quarterly
Annual Effective rate	5.99%	1.56%
Annual Nominal rate	5.39%	0.96%
EXIM BANK [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	EXIM BANK	EXIM BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 394	$ 271
More than 90 days to one year	1,171	1,173
More than one to three years	12,119	3,375
More than three to five years	21,111	10,546
More than five years	60,857,000	55,957,000
Total	95,652	71,322
Nominal value	$ 86,612	$ 62,890
Amortization	Quarterly	Quarterly
Annual Effective rate	2.01%	1.84%
Annual Nominal rate	1.78%	1.84%
EXIM BANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	EXIM BANK	EXIM BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 3,176	$ 2,758
More than 90 days to one year	9,681	11,040
More than one to three years	137,930	61,167
More than three to five years	193,551	249,466
More than five years	157,978,000	269,087,000
Total	502,316	593,518
Nominal value	$ 446,509	$ 533,127
Amortization	Quarterly	Quarterly
Annual Effective rate	3.58%	2.88%
Annual Nominal rate	2.79%	2.03%
MUFG [Member] | Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		MUFG
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 29,652
More than 90 days to one year		17,921
More than one to three years		36,660
More than three to five years		37,829
More than five years		55,297,000
Total		177,359
Nominal value		$ 166,712
Amortization		Quarterly
Annual Effective rate		1.64%
Annual Nominal rate		1.64%
MUFG [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	MUFG	MUFG
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 13,091	$ 8,150
More than 90 days to one year	38,914	46,746
More than one to three years	69,916	94,062
More than three to five years		14,757
Total	121,921	163,715
Nominal value	$ 112,388	$ 156,933
Amortization	Quarterly	Quarterly
Annual Effective rate	6.23%	1.72%
Annual Nominal rate	6.23%	1.72%
CREDIT AGRICOLE [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	CREDIT AGRICOLE	CREDIT AGRICOLE
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 5,769	$ 273,199
More than 90 days to one year	31,478
More than one to three years	70,890
More than three to five years	267,615
Total	375,752	273,199
Nominal value	$ 275,000	$ 273,199
Amortization	To the expiration	At Expiration
Annual Effective rate	8.24%	1.82%
Annual Nominal rate	8.24%	1.82%
CREDIT AGRICOLE [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		CREDIT AGRICOLE
Creditor country		France
Currency		US$
Up to 90 days		$ 699
More than 90 days to one year		1,387
Total		2,086
Nominal value		$ 2,052
Amortization		Quarterly
Annual Effective rate		3.68%
Annual Nominal rate		3.23%
CITIBANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	CITIBANK
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 6,995
More than 90 days to one year	5,844
Total	12,839
Nominal value	$ 12,514
Amortization	Quarterly
Annual Effective rate	6.19%
Annual Nominal rate	5.47%
CITIBANK [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.018.000-1
Creditor		CITIBANK
Creditor country		Chile
Currency		US$
Up to 90 days		$ 115,350
Total		115,350
Nominal value		$ 114,000
Amortization		At Expiration
Annual Effective rate		2.96%
Annual Nominal rate		2.96%
NATIXIS [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	NATIXIS	NATIXIS
Creditor country	France	France
Currency	US$	US$
Up to 90 days	$ 9,864	$ 5,929
More than 90 days to one year	29,468	34,328
More than one to three years	75,525	59,574
More than three to five years	70,787	59,930
More than five years	129,582,000	130,131,000
Total	315,226	289,892
Nominal value	$ 239,138	$ 261,458
Amortization	Quarterly	Quarterly
Annual Effective rate	6.44%	2.09%
Annual Nominal rate	6.44%	2.09%
NATIXIS [Member] | Financial lease [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		NATIXIS
Creditor country		France
Currency		US$
Up to 90 days		$ 486
More than 90 days to one year		2,235
More than one to three years		4,080
More than three to five years		11,076
Total		17,877
Nominal value		$ 17,326
Amortization		Quarterly
Annual Effective rate		2.74%
Annual Nominal rate		2.74%
NATIXIS [Member] | Financial Leases [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	NATIXIS
Creditor country	France
Currency	US$
Up to 90 days	$ 510
More than 90 days to one year	1,530
More than one to three years	4,080
More than three to five years	4,080
More than five years	7,846,000
Total	18,046
Nominal value	$ 18,046
Amortization	Semiannual/Quarterly
Annual Effective rate	7.23%
Annual Nominal rate	7.23%
US BANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	US BANK	US BANK
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 18,072	$ 18,158
More than 90 days to one year	54,088	72,424
More than one to three years	86,076	133,592
More than three to five years		6,573
Total	158,236	230,747
Nominal value	$ 152,693	$ 219,667
Amortization	Quarterly	Quarterly
Annual Effective rate	4.06%	4.03%
Annual Nominal rate	2.85%	2.84%
PK AirFinance [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	PK AIRFINANCE	PK AIRFINANCE
Creditor country	U.S.A.	U.S.A.
Currency	US$	US$
Up to 90 days	$ 1,749	$ 853
More than 90 days to one year	5,165	5,763
More than one to three years	6,665	10,913
Total	13,579	17,529
Nominal value	$ 12,590	$ 16,851
Amortization	Quarterly	Quarterly
Annual Effective rate	5.97%	1.88%
Annual Nominal rate	5.97%	1.88%
Bank of Utah [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BANK OF UTAH
Creditor country		U.S.A.
Currency		US$
More than 90 days to one year		$ 1,858,051
Total		1,858,051
Nominal value		$ 1,644,876
Amortization		At Expiration
Annual Effective rate		22.71%
Annual Nominal rate		12.97%
Bank of Utah [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	BANK OF UTAH
Creditor country	U.S.A.
Currency	US$
Up to 90 days	$ 5,878
More than 90 days to one year	17,651
More than one to three years	47,306
More than three to five years	50,649
More than five years	145,184,000
Total	266,668
Nominal value	$ 182,237
Amortization	Monthly
Annual Effective rate	10.45%
Annual Nominal rate	10.45%
Others [Member] | Others loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E
Creditor	OTHERS (*)
Currency	US$
Up to 90 days	$ 2,028
Total	2,028
Nominal value	$ 2,028
Amortization	To the expiration
Merril Lynch Credit Products LLC [Member] | Bank Loans [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	0-E	0-E
Creditor	MERRIL LYNCH CREDIT PRODUCTS LLC	MERRIL LYNCH CREDIT PRODUCTS LLC
Creditor country	Brazil	U.S.A.
Currency	BRL	BRL
Up to 90 days	$ 304,549	$ 185,833
Total	304,549	185,833
Nominal value	$ 304,549	$ 185,833
Amortization	Monthly	Monthly
Annual Effective rate	3.95%	3.95%
Annual Nominal rate	3.95%	3.95%
Aircraft [member] | Lease Liability [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor		AIRCRAFT
Creditor country		OTHERS
Currency		US$
Up to 90 days		$ 694,568
More than 90 days to one year		469,568
More than one to three years		767,629
More than three to five years		811,843
More than five years		778,613,000
Total		3,522,221
Nominal value		$ 2,883,657
Aircraft [member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	AIRCRAFT
Creditor country	OTHERS
Currency	US$
Up to 90 days	$ 80,602
More than 90 days to one year	250,297
More than one to three years	845,215
More than three to five years	776,431
More than five years	1,094,935,000
Total	3,047,480
Nominal value	$ 2,134,968
Other Asset [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHER ASSETS	OTHER ASSETS
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 1,727	$ 9,859
More than 90 days to one year	8,080	11,820
More than one to three years	20,641	22,433
More than three to five years	6,251	23,365
More than five years	1,763,000	8,651,000
Total	38,462	76,128
Nominal value	$ 35,157	$ 73,615
Other Assets CLP [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	CLP
Up to 90 days	$ 20
More than 90 days to one year	34
More than one to three years	69
Total	123
Nominal value	$ 111
Other Assets CLP [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	CLP	CLP
Up to 90 days	$ 168,393	$ 214,224
More than 90 days to one year	1,231	4,912
Total	169,624	219,136
Nominal value	$ 169,624	$ 219,136
Other Assets UF [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	UF	UF
Up to 90 days	$ 574	$ 1,759
More than 90 days to one year	1,568	982
More than one to three years	3,007	245
More than three to five years	2,515	76
More than five years	6,273,000	231,000
Total	13,937	3,293
Nominal value	$ 11,703	$ 2,621
Other Assets COP [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	COP	COP
Up to 90 days	$ 76	$ 2
More than 90 days to one year	227	7
More than one to three years	301	35
Total	604	44
Nominal value	$ 518	$ 42
Other Assets EUR [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	EUR	EUR
Up to 90 days	$ 84	$ 198
More than 90 days to one year	253	112
More than one to three years	246	293
More than three to five years	24
Total	607	603
Nominal value	$ 571	$ 599
Other Assets BRL [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL
Up to 90 days	$ 2,064
More than 90 days to one year	6,192
More than one to three years	14,851
More than three to five years	12,491
More than five years	28,625,000
Total	64,223
Nominal value	$ 33,425
Other Assets BRL [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	BRL	BRL
Up to 90 days	$ 370,772	$ 365,486
More than 90 days to one year	5,242	5,258
Total	376,014	370,744
Nominal value	$ 376,014	$ 370,744
OTHERS [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		OTHERS (*)
Currency		US$
Up to 90 days		$ 55,819
Total		55,819
Nominal value		$ 55,819
Amortization		At Expiration
OTHERS [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	OTHERS	OTHERS
Creditor country	OTHERS	OTHERS
Currency	US$	US$
Up to 90 days	$ 80,557	$ 644,743
More than 90 days to one year	35,542	165,085
Total	116,099	809,828
Nominal value	$ 116,099	$ 809,828
Other currency [Member] | Trade and other accounts payables [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency	Other currency	Other currency
Up to 90 days	$ 583,118	$ 542,304
More than 90 days to one year	3,935	3,719
Total	587,053	546,023
Nominal value	$ 587,053	$ 546,023
Inversora Aeronáutica Argentina S.A. [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign	Foreign
Creditor	Inversora Aeronáutica Argentina S.A.	Inversora Aeronáutica Argentina S.A.
Creditor country	Argentina	Argentina
Currency	US$	US$
Up to 90 days	$ 5
More than 90 days to one year		$ 5
Total	5	5
Nominal value	$ 5	$ 5
Patagonia Seafarms INC [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.	Foreign	Foreign
Creditor	Patagonia Seafarms INC	Patagonia Seafarms INC
Creditor country	U.S.A	U.S.A
Currency	CLP	US$
Up to 90 days	$ 7
More than 90 days to one year		$ 7
Total	7	7
Nominal value	$ 7	$ 7
Total [Member] | Liquidity risk [member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Creditor	Total	Total
Up to 90 days	$ 1,287,999	$ 2,473,147
More than 90 days to one year	312,601	1,323,072
More than one to three years	884,330	790,732
More than three to five years	797,712	835,284
More than five years	1,131,596,000	787,495,000
Total	4,414,238	6,209,730
Nominal value	$ 3,465,255	$ 5,567,970
ITAU [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.030.000-7
Creditor		ITAU
Creditor country		Chile
Currency		US$
Up to 90 days		$ 20,140
Total		20,140
Nominal value		$ 20,000
Amortization		At Expiration
Annual Effective rate		4.20%
Annual Nominal rate		4.20%
HSBC [Member] | Loans To Exporters [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		HSBC
Creditor country		Chile
Currency		US$
Up to 90 days		$ 12,123
Total		12,123
Nominal value		$ 12,000
Amortization		At Expiration
Annual Effective rate		4.15%
Annual Nominal rate		4.15%
CORPBANCA [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.023.000-9
Creditor		CORPBANCA
Creditor country		Chile
Currency		UF
Up to 90 days		$ 10,236
Total		10,236
Nominal value		$ 10,106
Amortization		Quarterly
Annual Effective rate		3.35%
Annual Nominal rate		3.35%
SANTANDER [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		SANTANDER
Creditor country		Spain
Currency		US$
Up to 90 days		$ 751
More than 90 days to one year		2,604
More than one to three years		106,939
Total		110,294
Nominal value		$ 106,427
Amortization		Quarterly
Annual Effective rate		2.80%
Annual Nominal rate		2.80%
CITIBANK [Member] | Bank Loans [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		UF
Up to 90 days		$ 60,935
Total		60,935
Nominal value		$ 60,935
Amortization		At Expiration
Annual Effective rate		3.10%
Annual Nominal rate		3.10%
CITIBANK [Member] | Other Guaranteed Obligations [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 613,419
Total		613,419
Nominal value		$ 600,000
Amortization		At Expiration
Annual Effective rate		2.00%
Annual Nominal rate		2.00%
CITIBANK [Member] | Financial lease [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		CITIBANK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 19,268
More than 90 days to one year		59,522
More than one to three years		5,721
Total		84,511
Nominal value		$ 83,985
Amortization		Quarterly
Annual Effective rate		1.37%
Annual Nominal rate		0.79%
BANCO ESTADO [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		97.030.000-7
Creditor		BANCO ESTADO
Creditor country		Chile
Currency		UF
Up to 90 days		$ 36,171
More than 90 days to one year		179,601
More than one to three years		31,461
More than three to five years		31,461
More than five years		369,537,000
Total		648,231
Nominal value		$ 502,897
Amortization		At Expiration
Annual Effective rate		4.81%
Annual Nominal rate		4.81%
BANK OF NEWYORK [Member] | Obligations with the public [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BANK OF NEW YORK
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 184,188
More than 90 days to one year		104,125
More than one to three years		884,188
More than three to five years		856,000
Total		2,028,501
Nominal value		$ 1,500,000
Amortization		At Expiration
Annual Effective rate		7.16%
Annual Nominal rate		6.94%
NCM [Member] | Bank Loans [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		NCM
Creditor country		Netherlands
Currency		US$
Up to 90 days		$ 990
Total		990
Nominal value		$ 943
Amortization		Monthly
Annual Effective rate		6.01%
Annual Nominal rate		6.01%
BANCO BRADESCO [Member] | Bank Loans [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		BANCO BRADESCO
Creditor country		Brazil
Currency		BRL
Up to 90 days		$ 74,661
Total		74,661
Nominal value		$ 74,661
Amortization		Monthly
Annual Effective rate		4.33%
Annual Nominal rate		4.33%
GA Telesis LLC [Member] | Financial lease [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		GA TELESIS LLC
Creditor country		U.S.A.
Currency		US$
Up to 90 days		$ 762
More than 90 days to one year		2,706
More than one to three years		4,675
More than three to five years		4,646
More than five years		5,077,000
Total		17,866
Nominal value		$ 10,999
Amortization		Monthly
Annual Effective rate		14.72%
Annual Nominal rate		14.72%
Deustche Bank [Member] | Others loans [Member] | TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		0-E
Creditor		Deustche Bank (*)
Creditor country		Brazil
Currency		US$
Up to 90 days		$ 20,689
Total		20,689
Nominal value		$ 20,689
Amortization		At Expiration
Others assets PEN [Member] | Lease Liability [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Currency		PEN
Up to 90 days		$ 4
More than 90 days to one year		7
More than one to three years		97
Total		108
Nominal value		$ 103
Delta Air Lines [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		Delta Airlines
Creditor country		U.S.A
Currency		US$
More than 90 days to one year		$ 2,268
Total		2,268
Nominal value		$ 2,268
Costa Verde Aeronautica S.A. [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		81.062.300-4
Creditor		Costa Verde Aeronautica S.A.
Creditor country		Chile
Currency		US$
More than 90 days to one year		$ 175,819
Total		175,819
Nominal value		$ 175,819
QA Investments Ltd [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		QA Investments Ltd
Creditor country		Jersey Channel Islands
Currency		US$
More than 90 days to one year		$ 219,774
Total		219,774
Nominal value		$ 219,774
QA Investments 2 Ltd [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		QA Investments 2 Ltd
Creditor country		Jersey Channel Islands
Currency		US$
More than 90 days to one year		$ 219,774
Total		219,774
Nominal value		$ 219,774
Lozuy S.A. [Member] | Accounts payable to related parties currents [Member] | LATAM Airlines Group S.A. and Subsidiaries {Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity [Line Items]
Tax No.		Foreign
Creditor		Lozuy S.A.
Creditor country		Uruguay
Currency		US$
More than 90 days to one year		$ 43,955
Total		43,955
Nominal value		$ 43,955